Accounts Receivable - Schedule of Movements of Loss Allowance for Accounts Receivable (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Accounts Receivable [Abstract]
Balance at the beginning of year, Account receivables	$ 0
Provision	2,500
Balance at the end of year,Account receivables	$ 2,500